Financial instruments: (Tables)	12 Months Ended
Mar. 31, 2011
The Carrying Amount and The Estimated Fair Value of Long-Term Debt Including Current Portion

The carrying amount and the estimated fair value of long-term debt including current portion as of March 31, 2010 and 2011 were as follows:

Millions of yen
2010		2011
Carrying amount	Fair value	Carrying amount	Fair value
¥ 610,269	¥621,966	¥428,102	¥438,483

Contract Amount and Fair Value of Interest Rate Swap Agreement

The contract amount and fair value of the interest rate swap agreement as of March 31, 2010 and 2011 were as follows:

			Millions of yen
Contract Term (in the year ended/ending March 31,)	Weighted average rate per annum		2010
	Receive fixed	Pay floating	Contract Amount	Fair value
2004-2012	1.5%	0.7%	¥235,800	¥3,297

Contract Term (in the year ended/ending March 31,)			Millions of yen
	Weighted average rate per annum		2011
	Receive fixed	Pay floating	Contract Amount	Fair value
2004-2012	1.6%	0.7%	¥165,800	¥1,232

Derivatives Not Designated as Hedging Instruments Contract Amount

The contract amounts as of March 31, 2010 and 2011 were as follows:

	Millions of yen
Instruments	2010	2011
Foreign exchange risk management
Foreign exchange forward contracts Foreign currency option contracts	¥4,478 21,285	¥4,296 15,143

Total	¥25,763	¥19,439

Locations and Carrying amounts of Derivative Instruments

The locations and fair values of the derivative instruments as of March 31, 2010 and 2011, recorded in the accompanying consolidated balance sheets, were as follows:

Asset derivatives

	Locations	Millions of yen
Instruments		2010	2011
Derivatives designated as hedging instruments
Interest rate swap agreements	Prepaid expenses and other current assets	¥630	¥1,232
	Other assets	2,667	—

Total		¥3,297	¥1,232

Liability derivatives

	Locations	Millions of yen
Instruments		2010	2011
Derivatives not designated as hedging instruments
Foreign exchange forward contracts	Other current liabilities	¥108	¥154
Foreign currency option contracts	Other current liabilities	404	724
	Other long-term liabilities	1,148	1,135

Total		¥1,660	¥2,013

Locations and Gain (Loss) Amounts of Derivative Instruments Recognized

The locations and gain (loss) amounts of the derivative instruments for the years ended March 31, 2009, 2010 and 2011, recognized in the accompanying consolidated statements of income and comprehensive income, were as follows:

		Amount of gain (loss) recognized in income on derivative
		Millions of yen
Instruments	Locations	2009	2010	2011
Derivatives in fair value hedging relationships
Interest rate swap agreements	Other, net*	¥(78)	¥(136)	¥(2,065)

Total		¥(78)	¥(136)	¥(2,065)

		Amount of gain (loss) recognized in income on derivative
		Millions of yen
Instruments	Locations	2009	2010	2011
Derivatives not designated as hedging instruments
Foreign exchange forward contracts	Other, net*	¥(1,090)	¥67	¥(517)
Non-deliverable forward contracts (NDF)	Other, net*	(4,050)	16	71
Foreign currency option contracts	Other, net*	—	(565)	(1,059)

Total		¥(5,140)	¥(482)	¥(1,505)

*	“Other, net” was included in “Other income (expense)”.

Financing Receivables and Related Allowance for Doubtful Accounts

Financing receivables and related allowance for doubtful accounts as of March 31, 2011 were as follows:

	Millions of yen
	2011
	Installment receivables	Credit card receivables	Other	Total
Allowance for doubtful accounts:
Ending balance at March 31, 2011	¥4,504	¥3,085	¥231	¥7,820

Ending balance: collectively evaluated for impairment	4,504	3,085	43	7,632
Ending balance: individually evaluated for impairment	—	—	188	188
Financing receivables:
Ending balance at March 31, 2011	¥303,124	¥160,446	¥7,463	¥471,033

Ending balance: collectively evaluated for impairment	303,124	160,446	7,275	470,845
Ending balance: individually evaluated for impairment	—	—	188	188